Goodwill and Other Intangible Assets - Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,277,790	$ 1,277,790
Accumulated Amortization	(885,952)	(837,460)
Net Carrying Amount	391,838	440,330
Backlog and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	743,760	743,760
Accumulated Amortization	(669,045)	(647,534)
Net Carrying Amount	74,715	96,226
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	534,030	534,030
Accumulated Amortization	(216,907)	(189,926)
Net Carrying Amount	$ 317,123	$ 344,104